Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 27, 2019	Apr. 28, 2018
Goodwill [Line Items]
Balance		$ 71,593	$ 207,381
Benefit of excess tax amortization	[1]	(1,563)	(2,176)
Goodwill impairment	[2]		(133,612)
Balance		$ 70,030	$ 71,593

[1]	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.
[2]	See Note 1 for discussion on goodwill impairment testing.